Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Financial Assets:
Cash and due from banks, and restricted cash	₨ 734,872.6	$ 10,625.7	₨ 574,151.0
Investments held for trading	265,516.1	3,839.2	167,513.9
Investments available for sale debt securities	2,633,348.4	38,076.2	2,221,443.3
Securities purchased under agreements to resell	76,213.5	1,102.0	650,018.6
Loans	8,963,232.6	129,601.3	7,263,671.8
Accrued interest receivable	93,031.7	1,345.2	77,894.7
Other assets	344,873.6	4,986.6	248,805.3
Financial Liabilities :
Interest-bearing deposits	7,804,717.5	112,850.2	6,693,649.3
Non-interest-bearingdeposits	1,420,309.4	20,536.6	1,190,102.2
Securities sold under repurchase agreements	174,000.0	2,515.9	138,000.0
Short-term borrowings	654,058.0	9,457.2	779,201.7
Accrued interest payable	79,372.5	1,147.7	65,514.4
Long-term debt	1,044,553.0	15,103.4	932,906.3
Accrued expenses and other liabilities	366,071.3	5,293.1	301,871.0
Financial Assets:
Cash and due from banks, and restricted cash	734,872.6	10,625.7	574,151.0
Investments held for trading	265,516.1	3,839.2	167,513.9
Investments available for sale debt securities	2,633,348.4	38,076.2	2,221,443.3
Securities purchased under agreements to resell	76,213.5	1,102.0	650,018.6
Loans	8,972,057.7	129,729.0	7,296,375.8
Accrued interest receivable	93,031.7	1,345.2	77,894.7
Other assets	343,157.6	4,961.8	247,149.9
Financial Liabilities :
Securities sold under repurchase agreements	174,000.0	2,515.9	138,000.0
Short-term borrowings	655,215.2	9,473.9	779,418.7
Accrued interest payable	79,372.5	1,147.7	65,514.4
Long-term debt	1,061,687.0	15,351.2	943,813.5
Accrued expenses and other liabilities	366,071.3	5,293.1	301,871.0
Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	7,826,794.0	113,169.4	6,716,360.3
Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	1,420,309.4	$ 20,536.6	1,190,102.2
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Investments held for trading			3,652.4
Financial Assets:
Cash and due from banks, and restricted cash	734,872.6		574,151.0
Investments held for trading	1,999.6		3,652.4
Investments available for sale debt securities	34,807.2		4,009.7
Securities purchased under agreements to resell	0.0		0.0
Loans	0.0		0.0
Accrued interest receivable	0.0		0.0
Other assets	2,390.1		559.3
Financial Liabilities :
Securities sold under repurchase agreements	0.0		0.0
Short-term borrowings	0.0		0.0
Accrued interest payable	0.0		0.0
Long-term debt	0.0		0.0
Accrued expenses and other liabilities	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Investments held for trading			163,861.5
Financial Assets:
Cash and due from banks, and restricted cash	0.0		0.0
Investments held for trading	263,516.5		163,861.5
Investments available for sale debt securities	2,559,728.3		2,198,899.0
Securities purchased under agreements to resell	76,213.5		650,018.6
Loans	2,593,533.9		2,078,100.0
Accrued interest receivable	93,031.7		77,894.7
Other assets	340,767.5		246,590.6
Financial Liabilities :
Securities sold under repurchase agreements	174,000.0		138,000.0
Short-term borrowings	655,215.2		779,418.7
Accrued interest payable	79,372.5		65,514.4
Long-term debt	1,061,687.0		943,813.5
Accrued expenses and other liabilities	366,071.3		301,871.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	7,826,794.0		6,716,360.3
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	1,420,309.4		1,190,102.2
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Investments held for trading			0.0
Financial Assets:
Cash and due from banks, and restricted cash	0.0		0.0
Investments held for trading	0.0		0.0
Investments available for sale debt securities	38,812.9		18,534.6
Securities purchased under agreements to resell	0.0		0.0
Loans	6,378,523.8		5,218,275.8
Accrued interest receivable	0.0		0.0
Other assets	0.0		0.0
Financial Liabilities :
Securities sold under repurchase agreements	0.0		0.0
Short-term borrowings	0.0		0.0
Accrued interest payable	0.0		0.0
Long-term debt	0.0		0.0
Accrued expenses and other liabilities	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	₨ 0.0		₨ 0.0